Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events (Details) [Line Items]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred up to the date the consolidated financial statements were issued. Based on this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, other than as described below.
On February 14, 2024, the Company and One Energy entered into an Amended and Restated Business Combination Agreement. Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, (i) at least one day prior to the closing of the Transactions, the Company will transfer by way of continuation out of the Cayman Islands and into the State of Delaware to re-domicile
and become a Delaware corporation (the “Domestication”), (ii) following the Domestication, TRTL Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity and a wholly-owned subsidiary of Pubco (the “TRTL Merger”), in connection with which all of the existing securities of the Company will be exchanged for rights to receive securities of Pubco as follows: (a) each share of TRTL common stock, par value $0.0001 per share, outstanding immediately prior to the effective time of the TRTL Merger shall automatically convert into one share of common stock, par value $0.0001 per share, issued by Pubco (“Pubco Common Shares”) and one contingent share right (“CSR”), entitling the holder to a contingent future right, subject to satisfaction of certain trading price-based conditions, to receive a portion of certain Pubco Common Shares otherwise deliverable at the closing of the transactions contemplated by the Business Combination Agreement to the founder and Chief Executive Officer of One Energy, as further described below (except with regard to holders of Class B ordinary shares of TRTL, par value $0.0001 per share, that have waived their rights to receive CSRs for their Class B ordinary shares or Class A ordinary shares of the Company, par value $0.0001 per share, issued upon conversion of their Class B ordinary shares) and (b) each warrant to purchase the Company’s Class A ordinary shares shall automatically convert into one warrant to purchase Pubco Common Shares on substantially the same terms and conditions; (iii) prior to the Company Merger, One Energy shall cause the holders of all of its issued and outstanding convertible instruments (other than the options to be assumed by Pubco in connection with the Business Combination) (“Company Convertible Securities”) to either exchange or convert all of their issued and outstanding Company Convertible Securities for shares of One Energy common stock (including any accrued or declared but unpaid dividends) at the applicable conversion ratio set forth in One Energy’s governing documents or the terms of the applicable instruments (the “Company Exchanges”); (iv) promptly following the Company Exchanges, Company Merger Sub will merge with and into One Energy, with One Energy continuing as the surviving entity and a wholly-owned subsidiary of Pubco (the “Company Merger”), pursuant to which, other than dissenting shares, if any, (a) all One Energy common stock issued and outstanding immediately prior to the effective time of the Company Merger (after giving effect to the Company Exchanges) will be cancelled and converted into the right to receive such number of Pubco Common Shares as shall be determined in accordance with an allocation schedule (the “Allocation Schedule”) to be delivered prior and as a condition to Closing pursuant to the terms of the Business Combination Agreement (all such shares, collectively, the “Aggregate Common Share Consideration”), and (b) all issued and outstanding shares of One Energy preferred stock, par value $0.0001 per share, if any such shares remain outstanding as of immediately prior to the effective time of the Company Merger (after giving effect to the Company Exchanges) will be canceled and converted into the right to receive one share of preferred stock of Pubco, par value $0.0001 per share, subject to the Allocation.
On March 29, 2024, the Company filed a definitive proxy statement on Schedule 14A to hold an extraordinary general meeting of shareholders on April 18, 2024 to further extend the Combination Period from April 22, 2024 to October 22, 2024.

One Energy Enterprises Inc [Member]
Subsequent Events (Details) [Line Items]
SUBSEQUENT EVENTS

1 7 .	SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions through May 1
3
, 2024, the date the financial statements were available to be issued, and concluded that, other than as described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
Turbine failure
On January 22, 2024, a single blade at one of the Company’s projects in Findlay, Ohio experienced a structural failure and separated from the rotor, falling to the ground. The Company took the cautionary step of shutting down all of its turbines and completing a root cause investigation until a cause was identified
.
 In April 2024 the Company substantially completed its root cause investigation and began controlled restarts and mitigating repairs of the fleet. The full fleet is expected to remain operational through its original useful life once mitigating repairs are completed on affected turbines.
For the three months ended March 31, 2024, the Company experienced reduced revenue due to this incident. The Company believes that a combination of warranty policies and business interruption insurance will result in the Company recovering substantially all of the lost revenue. The Company does not expect to be responsible for the costs of the mitigating repairs.
Preferred Stock
On January 31, 2024, a total of
 2,682 shares of Series A Preferred Stock were sold to an institutional investor at a price of $447.41 per share for a total cash price of $1,200,000.
On February 15, 2024, a total of 2,233 shares of Series A Preferred Stock were sold to three separate investors at a price of $447.41 per share for a total cash price of $1,000,000.
On Ma
024, a total

of 11,175 shares of Series A Preferred Stock were sold to an institutional investor at a price of $447.41 per share for a total cash price of $5,000,000.

OECC Fleet Alpha Debt
On February 15, 2024, when the Debt Service Coverage Ratio was calculated for the fourth quarter of 2023, the ratio decreased below a threshold which necessitates that the amount being held in a cash reserve is increased to nine months of debt service plus a $250,000 operating reserve minimum by March 31, 2024.
Equipment Lease
In January 2024, the Company entered into a lease agreement for an electric semi-truck.
Pursuant to the lease agreement, the lease term is estimated to commence in January 2024. The initial lease term is 3 years from the commencement date and includes no extensions. Annual lease payments during each year are approximately $154,980.
Business Combination Agreement
On August 14, 2023, One Energy Enterprises Inc. entered into a Business Combination Agreement (the “BCA”) for a de-SPAC
transaction with TortoiseEcofin Acquisition Corp. III (“TRTL”), a Special Purpose Acquisition Corporation (“SPAC”), TRTL Holding Corp. (“Pubco”), TRTL III Merger Sub Inc., and OE Merger Sub Inc. (together with TRTL III Merger Sub Inc., the “Merger Subs”). Pubco is a wholly owned subsidiary of TRTL, and the Merger Subs are wholly-owned subsidiaries of Pubco. Pursuant to the BCA, subject to the terms and conditions set forth therein, (i) TRTL will domesticate as a Delaware corporation, (ii) TRTL III Merger Sub Inc. will merge with and into TRTL, with TRTL surviving the merger and, as a result of the merger, TRTL will become a wholly-owned subsidiary of Pubco, (iii) OE Merger Sub Inc. will merge with and into the Company, with the Company surviving the merger and, as a result of the merger, the Company will become a wholly-owned subsidiary of Pubco and (iv) Pubco will be renamed “One Power Company”. The merger is subject to various conditions outlined in the BCA, and as a result the BCA had not yet closed when the consolidated financial statements were approved for issuance.
On February 14, 2024, an amendment was made to the BCA, incorporating a new dual-entity merger mechanism into the transaction. There were no other significant changes that impacted the de-SPAC
transaction.
Short-Term Borrowing from Related Party (Stockholder)
In 2024, the Company established a short-term borrowing facility with a stockholder of the Company who is classified as a related party. This facility is designed to address cash flow shortfalls by allowing the Company to borrow for periods up to four weeks, but not extending beyond the end of any financial quarter. There is no obligation on the part of the stockholder to advance funds under this facility. As of the date of these financial statements, the outstanding balance of this facility is zero. Borrowings under this arrangement incur an interest rate of 5% per week.
Private Investor (Stockholder) Building Mortgage
During March 2024, the Company borrowed $2.0 million from a related party at an interest rate of 12%. In April the facility was resized to a total of $3.0 million. The facility has a three-year term, and it is secured b
y a fir
st mortgage on the Company’s office building in Findlay, Ohio. There is no prepayment penalty associated with this facility.

2024 SPAC Sponsor Loans & Subscription Agreement
During 2024, the Company entered into certain agreements, including eight agreements with related parties and one agreement with an unrelated party, in connection with the SPAC merger transaction (“2024 SPAC
Sponsor Loans”). Under these agreements, the Company has certain financial obligations that are contingent upon the closing of the de-SPAC transaction. Specifically, the Company has an obligation to deliver a variable number of common stock shares equal to $1,033,000 to the counterparty if the de-SPAC transaction does not close, as well as an obligation to pay a cash bonus of $516,500 to the counterparty in the event the de-SPAC transaction does close. These financial obligations are expected to be accounted for as derivative liabilities under ASC 815.
In connection with the SPAC merger transaction, the Company also entered into an agreement with a separate related party (“Subscription Agreement”). Under this agreement, the Company has the obligation to deliver a variable number of common stock shares equal to $
400,000
to the counterparty in the event that the de-SPAC transaction does not close. This financial obligation is expected to be accounted for as a liability under ASC 480, Distinguishing Liabilities from Equity (“ASC 480”).